GOODWILL (Details) $ in Millions, $ in Millions		12 Months Ended
		Dec. 31, 2017 COP ($)	Dec. 31, 2017 USD ($)	[2]	Dec. 31, 2016 COP ($)
Disclosure of reconciliation of changes in goodwill [line items]
Balance at the beginning of the year		$ 6,824,935			$ 7,055,975
Additions / Purchases	[1]	102,376			2,805
Foreign exchange adjustment		(26,255)			(233,845)
Balance at the end of the year		$ 6,901,056	$ 2,312.7		$ 6,824,935

[1]	Corficolombiana acquired in 2017 an additional 40 % of the Concesionaria Vial del Pacífico – Covipacífico S.A.S., located in Colombia. The business acquisition generated Goodwill of Ps. 102,376 which was included in the Financial Statements of Grupo Aval at the end of the 2017 accounting period. (this acquisition is considered non-significant)
[2]	2.4 Convenience translation in to U.S. dollars: The presentation currency of Grupo Aval´s consolidated financial statements is the Colombian Peso. The U.S. dollar amounts disclosed in the accompanying consolidated financial statements are presented solely for the convenience of the reader, dividing the Colombian peso amounts by the exchange rate of Ps. 2,984.00 per US$1.00, which is the market exchange rate at December 31, 2017, as calculated by the Central Bank of Colombia. The use of this methodology in translating Colombian pesos into U.S. dollars is referred to as the “U.S. dollar translation methodology,” and should not be construed as a representation that the Colombian peso amounts actually represent or have been, or the amount that could be converted into U.S. dollars at that rate or any other rate.